Schedule of revenue by product type and customer type (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of products and services [line items]
Rendering of services	$ 101,664	₨ 9,539,178	₨ 7,383,464	₨ 3,583,798
Air ticketing services [member]
Disclosure of products and services [line items]
Rendering of services		2,449,428	1,925,254	1,729,305
Air ticketing services [member] | Goods or services transferred at point in time [member]
Disclosure of products and services [line items]
Rendering of services		2,420,039	1,895,802	1,719,723
Air ticketing services [member] | Goods or services transferred over time [member]
Disclosure of products and services [line items]
Rendering of services		29,389	29,452	9,582
Hotels and packages services [member]
Disclosure of products and services [line items]
Rendering of services		6,775,312	5,138,044	1,693,962
Hotels and packages services [member] | Goods or services transferred at point in time [member]
Disclosure of products and services [line items]
Rendering of services		6,775,312	5,138,044	1,693,962
Other services [member]
Disclosure of products and services [line items]
Rendering of services		314,438	320,166	160,531
Other services [member] | Goods or services transferred at point in time [member]
Disclosure of products and services [line items]
Rendering of services		₨ 314,438	₨ 320,166	₨ 160,531